Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 14.Fair Value Measurements

The table below summarizes the carrying amounts and fair values of the Company’s financial instruments either recorded or disclosed on a recurring basis (in thousands):

	September 30, 2026(1)		December 31, 2025(1)
	Carrying Value	Fair Value(2)	Carrying Value	Fair Value(2)
Mortgage debt	$—	$—	$102,688	$100,658
(1)	During the nine months ended September 30, 2026 and year ended December 31, 2025, there were no material transfers of financial assets or liabilities within the fair value hierarchy.
(2)

Level 2: Mortgage debt is classified as Level 2 in the fair value hierarchy. The fair value of mortgage debt is based on standardized pricing models in which significant inputs or value drivers are observable in active markets.

NOTE 11.    Fair Value Measurements

The table below summarizes the carrying amounts and fair values of the Company’s financial instruments either recorded or disclosed on a recurring basis (in thousands):

	December 31, 2025(1)		December 31, 2024(1)
	Carrying Value	Fair Value(2)	Carrying Value	Fair Value(2)
Mortgage debt	$102,688	$100,658	$106,247	$100,181
(1)	During the years ended December 31, 2025 and 2024, there were no material transfers of financial assets or liabilities within the fair value hierarchy.
(2)

Level 2: Mortgage debt is classified as Level 2 in the fair value hierarchy. The fair value of mortgage debt is based on standardized pricing models in which significant inputs or value drivers are observable in active markets.